Stockholder's Equity		5 Months Ended
	Jul. 24, 2025	Dec. 31, 2025
Forgent Power Solutions, Inc.
Class of Stock [Line Items]
Stockholder's Equity
3. Stockholder’s Equity
On July 21, 2025, the Company was authorized to issue 100 shares of common stock, $0.001 par value. On July 24, 2025, the Corporation issued 100 shares of common stock for $0.10, all of which were acquired by an affiliate.

3. Stockholder’s Equity
On July 21, 2025, the Corporation was authorized to issue 100 shares of common stock, $0.001 par value. On July 24, 2025, the Corporation issued 100 shares of common stock for $0.10, all of which were acquired by an affiliate.